Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts
Changes in valuation and qualifying accounts
Balance at Beginning of Year	$ 47,469	$ 44,416	$ 43,357
Charged to Cost and Expenses	39,055	51,347	41,147
Acquisitions		108	7,448
Deductions	(44,670)	(48,402)	(47,536)
Balance at End of Year	41,854	47,469	44,416
Income Tax Valuation Allowance
Changes in valuation and qualifying accounts
Balance at Beginning of Year	15,733	16,622	22,372
Charged to Cost and Expenses	(2,392)	(889)	(5,750)
Balance at End of Year	$ 13,341	$ 15,733	$ 16,622